ACCRUED EXPENSES AND OTHER LIABILITIES - Components of Accrued Expenses and Other Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Payroll and related expenses	$ 232,578	$ 190,274
Accrued expenses	112,856	95,951
Government authorities	140,443	127,129
Other	1,670	3,820
Accrued expenses and other liabilities	$ 487,547	$ 417,174